Schedule of Other income (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
Other Income
Government grant	$ 60,510	$ 76,962	$ 19,600
Interest income	63,959	81,350
Service income	27,518	35,000
Other income	1,225,864	1,559,177	385,688
Reversal of ECL			55,741
Other income	$ 1,377,851	$ 1,752,489	$ 461,029